Shareholder Fees - FidelityMSCISectorIndexETFs-ComboPRO	Nov. 29, 2024 USD ($)
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Consumer Discretionary Index ETF
Shareholder Fees:
(fees paid directly from your investment)	none